Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0000902791
Registrant Name	BARRETT BUSINESS SERVICES INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES